FINANCING RECEIVABLES - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Major Markets | Lease receivables
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	$ 5,047	$ 5,492
Major Markets | Lease receivables | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	496	535
Major Markets | Lease receivables | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,162	1,318
Major Markets | Lease receivables | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,381	1,486
Major Markets | Lease receivables | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,144	1,208
Major Markets | Lease receivables | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	566	510
Major Markets | Lease receivables | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	271	401
Major Markets | Lease receivables | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	26	33
Major Markets | Loan receivables
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	9,193	9,656
Major Markets | Loan receivables | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	904	941
Major Markets | Loan receivables | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2,117	2,318
Major Markets | Loan receivables | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2,515	2,613
Major Markets | Loan receivables | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2,084	2,125
Major Markets | Loan receivables | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,031	897
Major Markets | Loan receivables | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	494	705
Major Markets | Loan receivables | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	48	58
Growth Markets | Lease receivables
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,156	1,336
Growth Markets | Lease receivables | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	44	34
Growth Markets | Lease receivables | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	181	142
Growth Markets | Lease receivables | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	140	343
Growth Markets | Lease receivables | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	246	309
Growth Markets | Lease receivables | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	313	243
Growth Markets | Lease receivables | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	163	189
Growth Markets | Lease receivables | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	69	76
Growth Markets | Loan receivables
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2,268	2,872
Growth Markets | Loan receivables | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	87	73
Growth Markets | Loan receivables | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	355	305
Growth Markets | Loan receivables | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	274	738
Growth Markets | Loan receivables | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	483	664
Growth Markets | Loan receivables | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	613	522
Growth Markets | Loan receivables | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	320	406
Growth Markets | Loan receivables | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	$ 135	$ 164